Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000006615 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006615 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006615 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006615 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006615 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006615 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006615 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006615 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006615 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006615 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006615 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006615 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006615 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006615 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006615 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006615 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006615 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006615 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006615 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006615 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006617 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006617 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006617 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006617 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006617 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006617 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006617 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006617 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006617 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006617 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006617 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006617 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006617 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006617 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006617 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006617 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006617 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006617 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006617 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006617 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006617 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006617 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006618 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006618 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006618 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006618 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006618 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006618 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006618 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006618 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006618 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006618 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006618 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006618 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006618 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006618 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006618 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006618 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006618 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006618 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006618 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006618 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006618 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006619 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006619 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006619 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006619 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006619 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006619 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006619 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006619 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006619 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006619 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006619 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006619 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006619 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006619 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006619 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006619 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006621 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006621 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006621 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006621 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006621 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006621 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006621 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006621 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006621 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006621 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006621 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006621 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006621 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006621 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006621 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006621 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006621 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006621 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006621 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006623 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006623 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006623 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006623 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006623 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006623 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006623 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006623 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006623 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006623 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006623 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006623 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006623 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006623 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006623 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006623 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006623 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006623 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006623 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006623 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006624 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006624 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006624 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006624 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006624 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006624 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006624 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006624 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006624 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006624 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006624 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006624 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006624 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006624 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006624 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006624 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006624 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006624 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006624 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006624 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006616 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006616 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006616 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006616 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006616 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006616 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006616 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006616 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006616 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006616 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006616 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006616 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006616 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006616 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006616 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006616 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006616 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006616 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006616 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000006616 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006616 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006616 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111485 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111485 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111485 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111485 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111485 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111485 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111485 [Member] | Comcast Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111485 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111485 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000111485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000111485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000111485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.90%
C000111485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	54.50%
C000111485 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000111485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006625 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006625 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006625 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006625 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006625 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006625 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006625 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006625 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006625 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006625 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006625 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006625 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006625 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006625 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006625 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006625 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006627 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006627 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006627 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006627 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006627 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006627 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006627 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006627 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006627 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006627 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006627 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006627 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006627 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006627 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006627 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006627 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006628 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006628 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006628 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006628 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006628 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006628 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006628 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006628 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006628 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006628 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006628 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006628 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006628 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006628 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006628 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006628 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006628 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006628 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006629 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006629 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006629 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006629 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006629 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006629 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006629 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006629 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006629 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006629 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006629 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006629 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006629 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006629 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006629 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006629 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006629 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006629 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006629 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006629 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006629 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006629 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006631 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006631 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006631 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006631 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006631 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006631 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006631 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006631 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006631 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006631 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006631 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006631 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006631 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006631 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006631 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006631 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006631 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006631 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006631 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006631 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006631 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006631 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006631 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006631 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006631 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006631 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006631 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006631 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006631 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006633 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006633 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006633 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006633 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006633 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006633 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006633 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006633 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006633 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006633 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006633 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006633 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006633 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006633 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006633 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006633 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006633 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006633 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006633 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006633 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006633 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006633 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006633 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006633 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006633 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006633 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006633 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006633 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006633 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006633 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006633 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006633 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006634 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006634 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006634 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006634 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006634 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006634 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006634 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006634 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006634 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006634 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006634 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006634 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006634 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006634 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006634 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006634 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006634 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006634 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006634 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006634 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006634 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006626 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000006626 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006626 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006626 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000006626 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006626 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006626 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000006626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000006626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006626 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000006626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000006626 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006626 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006626 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006626 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006626 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000006626 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006626 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000111486 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000111486 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111486 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000111486 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000111486 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111486 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000111486 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111486 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000111486 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111486 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111486 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000111486 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000111486 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111486 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111486 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111486 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000111486 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000111486 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111486 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111486 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.80%
C000111486 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%
C000111486 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.30%
C000111486 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111486 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111486 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111486 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000111486 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111486 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
C000111486 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111486 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	60.60%
C000006635 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006635 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006635 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006635 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006635 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006635 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006635 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006635 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006635 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006635 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006635 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006635 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006635 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006635 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006635 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006635 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006635 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006635 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006635 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006635 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006635 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006635 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006635 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006635 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006635 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006635 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006635 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006637 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006637 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006637 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006637 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006637 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006637 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006637 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006637 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006637 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006637 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006637 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006637 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006637 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006637 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006637 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006637 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006637 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006637 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006637 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006637 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006637 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006637 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006637 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006637 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006637 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006637 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006637 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006638 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006638 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006638 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006638 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006638 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006638 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006638 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006638 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006638 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006638 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006638 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006638 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006638 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006638 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006638 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006638 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006638 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006638 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006638 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006638 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006638 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006638 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006638 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006638 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006638 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006638 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006638 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006639 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006639 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006639 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006639 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006639 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006639 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006639 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006639 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006639 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006639 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006639 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006639 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006639 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006639 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006639 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006639 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006639 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006639 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006639 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006639 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006639 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006639 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006639 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006639 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006639 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006639 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006639 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006641 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006641 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006641 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006641 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006641 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006641 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006641 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006641 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006641 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006641 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006641 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006641 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006641 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006641 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006641 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006641 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006641 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006641 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006641 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006641 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006641 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006641 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006641 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006641 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006641 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006641 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006641 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006643 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006643 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006643 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006643 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006643 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006643 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006643 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006643 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006643 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006643 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006643 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006643 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006643 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006643 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006643 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006643 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006643 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006643 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006643 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006643 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006643 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006643 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006643 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006643 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006643 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006643 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006644 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006644 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006644 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006644 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006644 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006644 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006644 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006644 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006644 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006644 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006644 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006644 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006644 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006644 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006644 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006644 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006644 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006644 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006644 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006644 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006644 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006644 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006644 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006644 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006644 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006644 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006644 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006636 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000006636 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006636 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006636 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006636 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006636 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006636 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006636 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006636 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006636 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006636 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006636 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000006636 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006636 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006636 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006636 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006636 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006636 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006636 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006636 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006636 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000006636 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006636 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006636 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006636 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006636 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006636 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000070410 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000070410 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000070410 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000070410 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000070410 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070410 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000070410 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070410 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070410 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000070410 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000070410 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000070410 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	86.40%
C000070410 [Member] | Telecommunications Wireless [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000070410 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000070410 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070410 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070410 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.90%
C000070410 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000070410 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000070410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.20%
C000070410 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070410 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.70%
C000070410 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	0.50%
C000070410 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	3.50%
C000070410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000070410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%